EMPLOYEE SHARE-BASED PAYMENT ARRANGEMENTS (Details Narrative) - USD ($)				12 Months Ended
	Mar. 12, 2024	Nov. 16, 2023	Feb. 08, 2023	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense				$ 5,120,300	$ 1,118,155
General and administrative expense				$ 39,611,915	12,524,869
Shares issued for services, shares				2,727,436
Shares issued for services				$ 4,077,050	$ 677,925
Issuance of common shares, shares					300,000
Yerbae Brands Corp [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense				4,018,493	$ 2,667,466
General and administrative expense				$ 11,058,479	$ 19,299,491
Shares issued for services, shares					3,000,000
Shares issued for services					$ 3,700,000
Issuance of common shares, shares	1,493,908	159,496
Yerbae Brands Corp [Member] | Management Directors And Other Related Parties [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Performance awards outstanding				3,527,216
Stock options unvested				276,037
Stock options vested and exercisable				945,336
Yerbae Brands Corp [Member] | Chief Executive Officer And Chief Operating Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Performance shares granted					5,000,000
General and administrative expense					$ 6,100,000
Performance Shares [Member] | Yerbae Brands Corp [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of common shares, shares			8,000,000	8,000,000
Performance Shares [Member] | Yerbae Brands Corp [Member] | Arrangement Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of common shares, shares					1,000,000
Share-Based Payment Arrangement, Option [Member] | Yerbae Brands Corp [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense				$ 642,997	$ 800,418
Restricted Stock Units And Performance Share Units [Member] | Yerbae Brands Corp [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense				$ 3,375,496	$ 1,867,003
Performance Shares One [Member] | Yerbae Brands Corp [Member] | Arrangement Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of common shares, shares					2,000,000
Minimum aggregate financing amount					$ 7,000,000
Minimum aggregate concurrent financing amount					$ 50,000,000
Performance Shares Two [Member] | Yerbae Brands Corp [Member] | Arrangement Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of common shares, shares					2,500,000
Trailing gross sales					$ 10,000,000
Performance Shares Two [Member] | Yerbae Brands Corp [Member] | Todd Gibson And Karrie Gibson [Member] | Arrangement Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of common shares, shares					1,250,000
Performance Shares Three [Member] | Yerbae Brands Corp [Member] | Arrangement Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of common shares, shares					1,000,000
Trailing gross sales					$ 15,000,000
Performance Shares Four [Member] | Yerbae Brands Corp [Member] | Arrangement Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of common shares, shares					1,000,000
Trailing gross sales					$ 20,000,000
Performance Shares Five [Member] | Yerbae Brands Corp [Member] | Arrangement Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of common shares, shares					500,000
Trailing gross sales					$ 25,000,000
Equity Incentive Plan [Member] | Performance Shares [Member] | Yerbae Brands Corp [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued performance based awards				5,455,121